Goodwil (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill.
Summary of goodwill

(In thousands)	December 31, 2019	December 31, 2020
Beginning balance	20,717	20,382
Addition (note)	—	815
Foreign currency translation adjustment	(335)	1,410
Ending balance	20,382	22,607

Note:      The addition of goodwill in 2020 was related to the acquisition of Shanxian Daojia, please refer to note 3 for the acquisition.